Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Share premium	Capital reserves from options granted	Other reserves	Capital reserves from transactions with non- controlling interests	Currency translation differences	Warrants	Accumulated deficit	Total	Non- controlling interests	Total
BALANCE at Dec. 31, 2021		$ 110,562	$ 2,579	$ 634	$ 10,408	$ (1,002)	$ 197	$ (74,188)	$ 49,190	$ 2,243	$ 51,433
Net loss for the year								(9,815)	(9,815)	(393)	(10,208)
Other comprehensive income (loss) for the year						312			312	148	460
TOTAL COMPREHENSIVE LOSS FOR THE YEAR						312		(9,815)	(9,503)	(245)	(9,748)
Issuance of shares in consideration for Eventer shares		900							900		900
Issuance of shares by Eventer					(12)				(12)	11	(1)
Consolidation of Gix Internet		(144)							(144)	7,849	7,705
Subsidiaries’ share-based compensation to employees and service providers										102	102
Share based compensation to employees and service providers			685						685		685
Amendment of long-term related party payable by Eventer				167					167	253	420
Issuance of shares and warrants by Jeffs’ Brands upon completion of IPO			0		504				504	5,885	6,389
Dividend								(1,583)	(1,583)		(1,583)
Dividends declared by subsidiaries										(2,021)	(2,021)
Reorganization transaction by Gix Internet					(46)				(46)	46
Issuance of warrants and shares by Gix Internet					(567)				(567)	682	115
Deemed contribution to an affiliate				148	(598)				(450)	743	293
Expiration of options		4	(4)
TOTAL TRANSACTIONS WITH SHAREHOLDERS		760	681	315	(719)			(1,583)	(546)	13,550	13,004
BALANCE at Dec. 31, 2022		111,322	3,260	949	9,689	(690)	197	(85,586)	39,141	15,548	54,689
Net loss for the year								(16,025)	(16,025)	(5,707)	(21,732)
Other comprehensive income (loss) for the year						(185)			(185)	64	(121)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR						(185)		(16,025)	(16,210)	(5,643)	(21,853)
Issuance of shares in consideration for Eventer shares		314							314		314
Subsidiaries’ share-based compensation to employees and service providers										244	244
Share based compensation to employees and service providers		185	590						775		775
Dividends declared by subsidiaries										(153)	(153)
Deemed issuance of shares by a subsidiary					143				143	322	465
Deemed stock exchange listing expenses				290					290		290
Issuance of warrants and shares by Gix Internet					(226)				(226)	226
Issuance of shares by Jeffs’ Brands					(129)				(129)	418	289
Transaction with non-controlling interest by Gix Internet					(522)				(522)	(2,103)	(2,625)
Expiration of options		1,062	(1,063)					1
TOTAL TRANSACTIONS WITH SHAREHOLDERS		1,561	(473)	290	(734)			1	645	(1,046)	(401)
BALANCE at Dec. 31, 2023		112,883	2,787	1,239	8,955	(875)	197	(101,610)	23,576	8,859	32,435
Net loss for the year								(6,027)	(6,027)	(5,978)	(12,005)
Other comprehensive income (loss) for the year						12			12	(130)	(118)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR						12		(6,027)	(6,015)	(6,108)	(12,123)
Issuance of shares by Viewbix Inc.					(969)				(969)	1,710	741
Issuance of shares by Charging Robotics Inc.					290				290	120	410
Issuance of shares in consideration for Eventer shares		250			(464)				(214)	214
Issuance of prefunded warrants		932							932		932
Deconsolidation of Jeffs’ Brands										(5,245)	(5,245)
Subsidiaries’ share-based compensation to employees and service providers										55	55
Share based compensation to employees and service providers		36	348						384		384
Expiration of options		19	(19)
TOTAL TRANSACTIONS WITH SHAREHOLDERS		1,237	329		(1,143)	12		(6,027)	(5,592)	(9,254)	(14,846)
BALANCE at Dec. 31, 2024		$ 114,120	$ 3,116	$ 1,239	$ 7,813	$ (863)	$ 197	$ (107,637)	$ 17,984	$ (395)	$ 17,589